Commitments and contingencies (Details) - USD ($)	1 Months Ended
	Dec. 31, 2016	May 31, 2015	Jun. 30, 2018	Dec. 31, 2017	May 01, 2015
Operating lease commitments
July 1, 2018 - June 30, 2019			$ 6,686,146
July 1, 2019 - June 30, 2020			3,481,687
July 1, 2020 - June 30, 2021			1,743,325
July 1, 2021 - June 30, 2022			467,990
July 1, 2022 and thereafter			638,478
Total			13,017,626
Capital lease commitments
July 1, 2018 - June 30, 2019			6,119,291
July 1, 2019 - June 30, 2020			5,019,045
July 1, 2020 - June 30, 2021			5,019,045
July 1, 2021 and thereafter			0
Total minimum lease payments			16,157,381
Less interest			(2,690,677)
Capital lease obligations			13,466,704
Current maturities of capital lease obligations			(5,058,979)	$ (4,472,386)
Long-term capital lease obligations			8,407,725	11,415,344
Other commitments
July 1, 2018 - June 30, 2019			737,179,462
July 1, 2019 - June 30, 2020			263,862,052
July 1, 2020 - June 30, 2021			88,435,647
July 1, 2021 - June 30, 2022			0
July 1, 2022 and thereafter			0
Total			1,089,477,161
421 Kent Development, LLC [Member]
Other commitments
Loss Contingency, Damages Sought, Value	$ 26,370,000
421 Kent Development, LLC [Member] | Mechanic’s Liens [Member]
Other commitments
Loss Contingency, Damages Sought, Value	$ 9,470,000
Wanks Adams Slavin Associates LLP [Member]
Other commitments
Loss Contingency, Damages Sought, Value		$ 2,000,000
Gain Contingency, Unrecorded Amount		$ 8,000,000
Wanks Adams Slavin Associates LLP [Member] | Minimum [Member]
Other commitments
Gain Contingency, Unrecorded Amount					$ 10,000,000
Financial Guarantee [Member]
Other commitments
Aggregate amount of guarantee			$ 2,138,664,009	$ 1,569,802,754